Income and other taxes - Schedule of Contingent Liability Related to Tax Audit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax [Abstract]
Opening balance	$ 12,950	$ 2,971
Additions	49	11,209
Reductions	(2,200)	(1,230)
Closing balance	$ 10,799	$ 12,950